Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

(a)	Basis of Presentation

The consolidated financial statements of Ideanomics, Inc., its subsidiaries and VIEs were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the assets, liabilities, revenues and expenses of the subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. Intercompany transactions and balances are eliminated in consolidation.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, we evaluate our estimates, including those related to the bad debt allowance, sales returns, fair values of financial instruments, intangible assets and goodwill, licensed content, useful lives of intangible assets and property and equipment, asset retirement obligations, income taxes, and contingent liabilities, among others. We base our estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

(c)	Cash and Cash Equivalents

Cash consists of cash on hand and demand deposit with an original maturity of three months or less when purchased. Refer to Note 19 (d) and (e) for further information on our credit and foreign currency risks.

(d)	Accounts Receivable, net

Accounts receivable are recognized at invoiced amounts and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company reviews its allowance for doubtful accounts receivable on an ongoing basis. In establishing the required allowance, management considers any historical losses, the customer’s financial condition, the accounts receivable aging, and the customer’s payment patterns. After all attempts to collect a receivable have failed and the potential for recovery is remote, the receivable is written off against the allowance.

(e)	Licensed Content

The Company obtains content through content license agreements with studios and distributors. We recognize licensed content when the license fee and the specified content titles are known or reasonably determinable. Prepaid license fees are classified as an asset (licensed content) and accrued license fees payable are classified as a liability on the consolidated balance sheets.

We amortize licensed content in cost of revenues over the contents contractual availability based on the expected revenue derived from the licensed content, beginning with the month of first availability, such that our revenues bear a representative amount of the cost of the licensed content. We review factors that impact the amortization of licensed content at each reporting date, including factors that may bear direct impact on expected revenue from specific content titles. Changes in our expected revenue from licensed content could have a significant impact on our amortization pattern.

Management evaluates the recoverability of the licensed content whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. No impairment loss were recorded for the years ended December 31, 2018 and 2017. The Company sold entire licensed content in March 2019. Please refer to Note 22 for additional information.

(f)	Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation. Expenditures for major renewals and improvements, which extend the original estimated economic useful lives of applicable assets, are capitalized. Expenditures for normal repairs and maintenance are charged to expense as incurred. The costs and related accumulated depreciation of assets sold or retired are removed from the accounts and any gain or loss thereon is recognized in the consolidated statement of operations. Depreciation is provided for on a straight-line basis over the estimated useful lives of the respective assets. The estimated useful life is 5 years for the furniture, 3 years for the electronic equipment, 5 to 10 years for the vehicles and lesser of lease terms or the estimated useful lives of the assets for the leasehold improvements.

Construction in progress is stated at cost, which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use. Construction in progress at December 31, 2018 represents Fintech Village under construction (See Note 8).

Asset retirement obligations

Asset retirement obligations generally apply to legal obligations associated with the retirement of a tangible long-lived asset that result from the acquisition, construction or development and the normal operation of a long-lived asset. If a reasonable estimate of fair value can be made, the fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred or a change in estimate occurs. Asset retirement costs associated with asset retirement obligations are capitalized with the carrying amount of the related long-lived assets and depreciated over the asset’s estimated life. The Company’s asset retirement obligations as of December 31, 2018 are mainly associated with the acquisition of Fintech Village that we are contractually obligated to remediate the existing environmental conditions. We included it in the construction in progress and asset retirement obligation (long term) in the consolidated balance sheets. We will start to amortize asset retirement costs upon completion of the assets and put into use. Please see Note 8 for more information.

(g)	Business Combinations

We include the results of operations of the businesses that we acquire as of the acquisition date. We allocate the purchase price of the acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over the fair values of identifiable assets and liabilities is recorded as goodwill. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

(h)	Intangible Assets and Goodwill

Company accounts for intangible assets and goodwill, in accordance with ASC 350, Intangibles – Goodwill and Other. ASC 350 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead be evaluated for impairment at least annually. ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives and reviewed for impairment whenever events indicate the carrying amount may not be recoverable. In accordance with ASC 350, goodwill is allocated to reporting units, which are either the operating segment or one reporting level below the operating segment. On an annual basis, we review goodwill for impairment by first assessing qualitative factors to determine whether the existence of events or circumstances makes it more-likely-than-not that the fair value of a reporting unit is less than its carrying amount. If we determine that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, goodwill is further tested for impairment by comparing the carrying value to the estimated fair value of its reporting units, determined using externally quoted prices (if available) or a discounted cash flow model and, when deemed necessary, a market approach.

Application of goodwill impairment tests requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units and determination of fair value of each reporting unit. Judgment applied when performing the qualitative analysis includes consideration of macroeconomic, industry and market conditions, overall financial performance of the reporting unit, composition, personnel or strategy changes affecting the reporting unit and recoverability of asset groups within a reporting unit. Judgments applied when performing the quantitative analysis includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these judgments, estimates and assumptions could materially affect the determination of fair value for each reporting unit.

(i)	Long-term investments

We account for equity investments through which we exercise significant influence but do not have control over the investee under the equity method (“Equity Method Investments”). Under the equity method, the investment is initially recorded at cost and adjusted for the Company’s share of undistributed earnings or losses of the investee. The Company’s share of losses is not recognized when the investment is reduced to zero since the Company does not guarantee the investees’ obligations nor is the Company committed to providing additional funding.

Beginning on January 1, 2018, our equity investment not result in consolidation and not accounted for under the equity method are either carried at fair value or under the measurement alternative upon the adoption of the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 (“Non-marketable Equity Investments”).

We utilize the measurement alternative for equity investments that do not have readily determinable fair values and measure these investments at cost less impairment plus or minus observable price changes in orderly transactions for an identical or similar investment of the same issuer.

We classify our investments as non-current assets on the consolidated balance sheets as those investments do not have stated contractual maturity dates.

Impairment of Investments

We periodically review our equity investments for impairment. We consider impairment indicators such as negative changes in industry and market conditions, financial performance, business prospects, and other relevant events and factors. If indicators exist and the fair value of the security is below the carrying amount, we write down the security to fair value.

(j)	Fair Value Measurements

Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

•	Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

•	Level 2 - Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

•	Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company reviews the valuation techniques used to determine if the fair value measurements are still appropriate on an annual basis, and evaluate and adjust the unobservable inputs used in the fair value measurements based on current market conditions and third party information.

Our financial assets and liabilities that are measured at fair value on a recurring basis include cash and cash equivalents, accounts receivable, accounts payable, accrued other expenses, other current liabilities and convertible notes. The fair values of these assets approximate carrying values because of the short-term nature of these instruments. If these instruments were measured at fair value in the financial statements, they would be classified as Level 1 in the fair value hierarchy.

Our financial assets that are measured at fair value on a nonrecurring basis include goodwill and other intangible assets asset retirement obligations, and adjustment in carrying value of equity securities for which the measurement alternative of cost less impairment plus or minus observable price changes is used. There were no material impairments for 2018 and 2017 and no material adjustments to equity securities using the measurement alternative for 2018.

(k)	Foreign Currency Translation

The Company uses the United States dollar (“$” or “USD”) as its reporting currency. The Company’s worldwide operations utilize the local currency or the U.S. dollar ("USD") as the functional currency, where applicable. For certain foreign subsidiaries, USD is used as the functional currency. This occurs when the subsidiary is considered an extension of the parent. The functional currency of certain subsidiaries and VIEs located in China (“PRC”) and Hong Kong is either the Renminbi (“RMB”) or Hong Kong dollars (“HKD”). In the consolidated financial statements, the financial information of the entities which use RMB and HKD as their functional currency has been translated into USD: assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at the historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component as a component of “Accumulated other comprehensive loss” in the equity section of the consolidated balance sheets.

Transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated in the functional currency at the applicable rates of exchange in effect at the balance sheet date. The resulting exchange differences are recorded in the consolidated statements of operations.

(l)	Revenue Recognition

Year 2018

We adopted ASU No. 2014-09, Revenue from Contracts with Customers, and other related ASUs (collectively, ASC 606, Revenue from Contracts with Customers) on January 1, 2018 using the modified retrospective transition approach. The Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition for the arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation. See Recently Adopted Accounting Pronouncements and Note 4 for further discussion on Revenues.

Year 2017

In periods prior to the adoption of ASC 606, the Company recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and the collectability of the resulting receivable is reasonably assured.

Legacy YOD

The revenue is recognized as services are performed. For certain contracts that involve sub-licensing content within the specified license period, revenue is recognized in accordance with ASC Subtopic 926-605, Entertainment-Films - Revenue Recognition, whereby revenue is recognized upon delivery of films when the arrangement includes a nonrefundable minimum guarantee, delivery is complete and the Company has no substantive future obligations to provide future additional services. Payments received from customers for the performance of future services are recognized as deferred revenue, and subsequently recognized as revenue in the period that the service obligations are completed. In 2018, we do not have any revenue generated from Legacy YOD business.

Wecast Services

Wecast Services is mainly engaged in the sales of crude oil and consumer electronics. For both sales of crude oil and consumer electronics, sales orders are confirmed after negotiation on price between customers and the Company. The Company recognizes revenue on a gross basis based on the indicator points in ASC 605-45-45-2 and ASC 606-10-55-39. The Company enters into the contracts with the supplier and customer independently. Purchase orders are confirmed after careful selection of suppliers and negotiation on price. The Company purchases crude oil and consumer electronics from suppliers in accordance with sales orders from customers. The Company is responsible for fulfilling the promise to provide the specified good or service in the contract, including sourcing the right oil products desired by the customers, issuing the bill of lading to customers and nominating the vessels that comply with the applicable laws and standards; however customers may still submit claims against the Company in connection with the quality and quantity of any products delivered. Revenue recognition criteria are met when the products are delivered. For sale of crude oil, the Company considers delivery to have occurred once it is shipped; for sale of the consumer electronics, the Company considers delivery to have occurred once it arrives at the designated locations in Hong Kong. The crude oil and electronics sales arrangement do not include provisions for cancellation, variable consideration, returns, inventory swaps or refunds. In accordance with ASC 605-45, Revenue Recognition – Principal Agent Consideration, the Company accounts for revenue from sales of goods on a gross basis. The Company is the primary obligor in the arrangements, as company has the ability to establish prices, and has discretion in selecting the independent suppliers and other third-party that will perform the delivery service, the company is responsible for the defective products and company bears credit risk with customer payments. Accordingly, all such revenue billed to customers is classified as revenue and all corresponding payments to suppliers are classified as cost of revenues. In accordance with ASC 606-10-55-39, the Company accounts for revenue from sales of goods on a gross basis. The Company is primarily responsible for fulfilling the promise to provide the goods to the customer; bears certain inventory risk and also has the discretion in establishing prices. See Note 4 for further discussion on Revenues.

(m)	Research and Development Costs

We expense research and development costs, including costs to develop software products or the software component of products to be sold, leased, or marketed to external users, before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

Research and development costs also include costs to develop software to be used solely to meet internal needs and cloud based applications used to deliver our services. We capitalize development costs related to these software applications once the preliminary project stage is complete and it is probable that the project will be completed and the software will be used to perform the function intended. All the software developed in 2018 and 2017 did not reach technological feasibility and therefore no costs capitalized.

(n)	Share-Based Compensation

The Company awards share options and other equity-based instruments to its employees, directors and consultants (collectively “share-based payments”). Compensation cost related to such awards is measured based on the fair value of the instrument on the grant date. The Company recognizes the compensation cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The amount of cost recognized is adjusted to reflect the expected forfeiture prior to vesting. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

The Company also awards stocks and warrants for service to consultants for service and accounts for these awards under ASC 505-50, Equity - Equity-Based Payments to Non-Employees. The fair value of the awards is assessed at measurement date and is recognized as cost or expenses when the services are provided. If the related services are completed upon issuance date, measurement date is determined to be the date the awards are issued.

(o)	Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Deferred taxes are recognized for the future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and income tax purposes using enacted rates expected to be in effect when such amounts are realized or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established, as needed to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. There were no such interest or penalty for the years ended December 31, 2018 and 2017.

On December 22, 2017 the U.S. Tax Reform, which among other effects, reduces the U.S. federal corporate income tax rate to 21% from 34% (or 35% in certain cases) beginning in 2018, requires companies to pay a one-time transition tax on certain unrepatriated earnings from non-U.S. subsidiaries that is payable over eight years. No tax was due under this provision. U.S. Tax reform also makes the receipt of future non-U.S. sourced income of non-U.S. subsidiaries tax-free to U.S. companies and creates a new minimum tax on the earnings of non-U.S. subsidiaries relating to the parent’s deductions for payments to the subsidiaries.

(p)	Net Loss Per Share Attributable to IDEX Shareholders

Net loss per share attributable to our shareholders is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible redeemable preferred shares are participating securities because the holders are entitled to receive dividends or distributions on an as converted basis. For the years presented herein, the computation of basic loss per share using the two-class method is not applicable as the Company is in a net loss position and net loss is not allocated to other participating securities, since these securities are not obligated to share the losses in accordance with the contractual terms.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and warrants are not considered outstanding in computation of basic earnings per share. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options and warrants to purchase ordinary shares, preferred shares and convertible promissory note, unless they were anti-dilutive. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

(q)	Reclassifications of a General Nature

Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation. These reclassifications have no effect on previously reported net income.

(r)	Recent Accounting Pronouncements

Standards Issued and Not Yet Implemented

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2016-02 (“ASC 842”) "Leases." ASC 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, "Leases." Under ASC 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. We will adopt ASC 842 effective January 1, 2019 using a modified retrospective method and will not restate comparative periods. As permitted under the transition guidance, we will carry forward the assessment of whether our contracts contain or are leases, classification of our leases and remaining lease terms. Based on our portfolio of leases as of December 31, 2018, approximately $8.3 million of lease assets and liabilities will be recognized on our consolidated balance sheet upon adoption. We are substantially complete with our implementation efforts.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13) "Financial Instruments-Credit Losses” (“ASC 326”): Measurement of Credit Losses on Financial Instruments" which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. We will adopt ASU 2016-13 effective January 1, 2020. We are currently evaluating the effect of the adoption of ASU 2016-13 on our consolidated financial statements. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

In June 2018, the FASB issued ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, which largely aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees. The ASU also clarifies that any share-based payment issued to a customer should be evaluated under ASC 606, Revenue from Contracts with Customers. The ASU requires a modified retrospective transition approach. We will adopt ASU 2018-07 effective as of January 1, 2019. The adoption will not have a material impact on the Company’s consolidated financial statements.

Recently Adopted Accounting Pronouncements

In the first quarter of 2018, the Company adopted ASC 606 using the modified retrospective method applied to those contracts/sales orders which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under ASC 605. The effect from the adoption of ASC 606 was not material to our financial statements. (See Note 2 (m) above and Note 4 for more information.)  The new standard was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017.

In the first quarter of 2018, the Company adopted ASU 2016-01, "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities," which amends various aspects of the recognition, measurement, presentation, and disclosure of financial instruments. We use the prospective method for our non-marketable equity securities. We have elected to use the measurement alternative for our non-marketable equity securities, defined as cost adjusted for changes from observable transactions for identical or similar investments of the same issuer, less impairment. The adoption of the new guidance did not have a material impact on the consolidated financial statements. See Notes 10 for additional information.

In the first quarter of 2018, the Company adopted ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash," which clarifies how entities should present restricted cash and restricted cash equivalents in the statements of cash flows, and as a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statements of cash flows. An entity with a material balance of restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions. The new standard was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The new guidance changed the presentation of restricted cash in the consolidated statements of cash flows and was implemented on a retrospective basis.

In the first quarter of 2018, the Company adopted ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The update affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The update is intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update provides a more robust framework to use in determining when a set of assets and activities is a business, and also provides more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. The new standard was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, and should be applied prospectively. The adoption of the new guidance did not have a material impact on the consolidated financial statements. See Notes 6 for additional information.